Investments - Additional Information (Narrative) (Details) - USD ($)			1 Months Ended	12 Months Ended
	Dec. 18, 2017	Jul. 26, 2016	Jan. 31, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 27, 2019	Dec. 23, 2019	Sep. 19, 2018	Sep. 18, 2018	May 01, 2018	Jan. 01, 2017	Oct. 02, 2012
Gain (Loss) on Securities [Line Items]
Catastrophe bonds, trading, cost				$ 28,600,000	$ 36,200,000
Restricted assets				4,268,300,000	4,419,200,000
Investment in the period				1,100,000	1,400,000
Sale of investment				0	0	$ 9,300,000
Equity method investment, aggregate cost				67,900,000	67,100,000	66,400,000
Other investments				111,400,000	102,500,000
Investment funded				0
Other-than-temporary impairment charge				$ 0	$ 0	700,000
BBB Emerging Market Debt
Gain (Loss) on Securities [Line Items]
Percentage of investment				3.20%
Real estate fund
Gain (Loss) on Securities [Line Items]
Percentage of investment				1.40%
MML and CML
Gain (Loss) on Securities [Line Items]
Percentage of investment				3.60%
Equity investment
Gain (Loss) on Securities [Line Items]
Other investments							$ 200,000	$ 5,000,000
Managed portfolio
Gain (Loss) on Securities [Line Items]
Percentage of investment				8.20%	5.80%
Commercial mortgage loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading				$ 156,600,000
Middle market loans
Gain (Loss) on Securities [Line Items]
Fair market value, trading				111,700,000
Privately-held investments
Gain (Loss) on Securities [Line Items]
Fair market value, trading				279,700,000	$ 0
Bene
Gain (Loss) on Securities [Line Items]
Investment in the period		$ 3,300,000			1,200,000
Gross realized and unrealized gains (loss)				0	(900,000)	(300,000)
Equity method investment, ownership percentage		20.00%
Equity method investment, aggregate cost				4,300,000	3,200,000	2,900,000
Equity method investment, cash payment				1,100,000	1,200,000
Chaspark
Gain (Loss) on Securities [Line Items]
Gross realized and unrealized gains (loss)				0	0	900,000
Sale of investment						9,300,000
MVI
Gain (Loss) on Securities [Line Items]
Investment in the period			$ 800,000	0	200,000	100,000
Gross realized and unrealized gains (loss)				(100,000)	(200,000)	(100,000)
Equity method investment, aggregate cost				400,000	500,000	500,000
Digital Re
Gain (Loss) on Securities [Line Items]
Investment in the period				0	0
Gross realized and unrealized gains (loss)				(200,000)	400,000	0
Equity method investment, ownership percentage												49.00%
Equity method investment, aggregate cost				700,000	900,000	500,000						$ 2,300,000
Crop Re
Gain (Loss) on Securities [Line Items]
Investment in the period				0	0
Equity method investment, ownership percentage	23.20%
Equity method investment, aggregate cost	$ 62,500,000			62,500,000	62,500,000	62,500,000
Equity method investment, cash payment	$ 5,900,000
AgriLogic Consulting, LLC
Gain (Loss) on Securities [Line Items]
Equity method investment, ownership percentage										40.00%
Equity method investment, aggregate cost										$ 0
CGB Insurance Diversified Services, Inc. | Crop Re
Gain (Loss) on Securities [Line Items]
Equity method investment, counterparty ownership percentage	76.80%
Limited Partner | Real estate fund
Gain (Loss) on Securities [Line Items]
Restricted assets						$ 100,000,000
Other investments				$ 111,400,000	$ 102,500,000				$ 13,800,000		$ 86,200,000
AgriLogic Consulting, LLC | Consulting Relationships | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Gain (Loss) on Securities [Line Items]
Sale of interest in consulting business										60.00%
Chaspark
Gain (Loss) on Securities [Line Items]
Percentage of ownership acquired													58.50%